Equity - Non-controlling interests financial information (Details)		12 Months Ended
	Nov. 05, 2009 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
CONSOLIDATED STATEMENTS OF FINANCIAL POSITION
Non-current assets		$ 719,064,000		$ 689,907,000
Current assets		804,274,000		657,238,000
Non-current liabilities		549,681,000		548,640,000
Current liabilities		653,626,000		432,786,000
CONSOLIDATED INCOME STATEMENTS
Sales		1,778,908,000		1,144,434,000	$ 1,615,222,000
Operating profit		31,386,000		(184,350,000)	(355,586,000)
Profit before taxes		(119,936,000)		(222,420,000)	(411,818,000)
Profit (loss)		(115,374,000)		(249,758,000)	(285,640,000)	[1]
CONSOLIDATED STATEMENTS OF CASH FLOWS
Cash flows from operating activities		(1,341,000)		154,268,000	(31,194,000)	[1]
Cash flows from investing activities		(23,848,000)		(31,940,000)	165,910,000	[1]
Cash flows from financing activities		10,452,000		(113,333,000)	(224,005,000)	[1]
Exchange differences on cash and cash equivalents in foreign currencies		(157,000)		(613,000)	(4,183,000)	[1]
Beginning balance of cash and cash equivalents		102,714,000
Ending balance of cash and cash equivalents		114,391,000		102,714,000
Non-controlling interests		$ 106,053,000		114,504,000
Quebec Silicon General Partner
CONSOLIDATED STATEMENTS OF CASH FLOWS
Proportion of ownership interest in subsidiary		51.00%	51.00%
WVA Manufacturing, LLC
CONSOLIDATED STATEMENTS OF CASH FLOWS
Additional cost per operating agreement	$ 100
WVA Manufacturing, LLC | Globe Specialty Metals Inc
CONSOLIDATED STATEMENTS OF CASH FLOWS
Non-controlling interests		$ 61,912,000		70,270,000
Production output sold (as a percentage)	51.00%
WVA Manufacturing, LLC | Globe Specialty Metals Inc | Noncontrolling interests
CONSOLIDATED STATEMENTS OF FINANCIAL POSITION
Non-current assets		76,865,000		80,887,000	80,923,000
Current assets		66,336,000		58,404,000	56,839,000
Non-current liabilities		14,677,000		14,677,000	14,677,000
Current liabilities		32,612,000		23,208,000	27,579,000
CONSOLIDATED INCOME STATEMENTS
Sales		165,660,000		156,995,000	167,503,000
Operating profit		6,696,000		5,900,000	6,688,000
Profit before taxes		6,507,000		5,900,000	6,423,000
Profit (loss)		3,318,000		3,008,000	3,276,000
CONSOLIDATED STATEMENTS OF CASH FLOWS
Cash flows from operating activities		11,981,000		28,683,000	2,287,000
Cash flows from investing activities		(3,893,000)		(7,977,000)	(2,256,000)
Beginning balance of cash and cash equivalents		27,272,000		6,566,000	6,535,000
Ending balance of cash and cash equivalents		$ 35,360,000		27,272,000	6,566,000
WVA Manufacturing, LLC | Dow Corning Corporation [Member]
CONSOLIDATED STATEMENTS OF CASH FLOWS
Production output sold (as a percentage)	49.00%
WVA Manufacturing, LLC | Dow Corning Corporation [Member] | Globe Specialty Metals Inc
CONSOLIDATED STATEMENTS OF CASH FLOWS
Membership interest sold (as a percentage)	49.00%	49.00%	49.00%
Quebec Silicon Limited Partnership [Member]
CONSOLIDATED STATEMENTS OF CASH FLOWS
Additional cost per operating agreement			$ 31
Quebec Silicon Limited Partnership [Member] | Globe Specialty Metals Inc
CONSOLIDATED STATEMENTS OF CASH FLOWS
Non-controlling interests		$ 37,682,000		44,808,000
Production output sold (as a percentage)		51.00%	51.00%
Quebec Silicon Limited Partnership [Member] | Globe Specialty Metals Inc | Noncontrolling interests
CONSOLIDATED STATEMENTS OF FINANCIAL POSITION
Non-current assets		$ 63,088,000		67,806,000	63,639,000
Current assets		46,186,000		37,095,000	30,931,000
Non-current liabilities		19,005,000		18,186,000	19,944,000
Current liabilities		14,671,000		16,320,000	7,277,000
CONSOLIDATED INCOME STATEMENTS
Sales		89,446,000		70,637,000	78,414,000
Operating profit		2,093,000		3,113,000	252,000
Profit before taxes		1,237,000		2,898,000	(36,000)
Profit (loss)		613,000		1,666,000	(70,000)
CONSOLIDATED STATEMENTS OF CASH FLOWS
Cash flows from operating activities		8,997,000		15,387,000	3,720,000
Cash flows from investing activities		(4,956,000)		(5,227,000)	(3,544,000)
Cash flows from financing activities					227,000
Exchange differences on cash and cash equivalents in foreign currencies		31,000		45,000	149,000
Beginning balance of cash and cash equivalents		12,524,000		2,319,000	1,767,000
Ending balance of cash and cash equivalents		$ 16,596,000		$ 12,524,000	$ 2,319,000
Quebec Silicon Limited Partnership [Member] | Dow Corning Corporation [Member]
CONSOLIDATED STATEMENTS OF CASH FLOWS
Production output sold (as a percentage)		49.00%	49.00%

[1]	While in periods prior to 2020 Ferroglobe presented interest paid as cash flows from operating activities, in 2020 management deemded interest paid as among activities that alter the borrowing structure of the Company and therefore are most appropriately presented as among financing activities. This change allows for a fairer presentation of cash flow to users of the financial statements.